UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2527

                               Scudder Money Funds
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Money Market Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                    Principal
                                                                                    Amount ($)       Value ($)
                                                                               -------------------------------
Certificates of Deposit and Bank Notes 11.6%
Bank America NA, 2.92%, 8/3/2005                                                 25,000,000        25,000,000
BNP Paribas, 3.02%, 8/22/2005                                                    50,000,000        50,000,000
Calyon, 3.27%, 3/6/2006                                                          20,000,000        20,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                                  20,000,000        20,000,000
Dexia Banque Belgique, 3.005%, 6/21/2005                                         20,000,000        20,000,141
HBOS Treasury Services PLC, 3.04%, 7/5/2005                                      25,000,000        25,000,000
Landesbank Baden Wurttemberg, 2.965%, 6/16/2005                                  50,000,000        49,997,304
Societe Generale:
2.75%, 5/3/2005                                                                  50,000,000        49,999,986
2.755%, 5/3/2005                                                                 25,000,000        25,000,000
2.955%, 8/8/2005                                                                 10,000,000        10,000,136
3.265%, 3/3/2006                                                                 27,000,000        27,000,000
Toronto Dominion Bank, 2.505%, 5/27/2005                                         40,000,000        40,000,142
UniCredito Italiano SpA, 3.73%, 4/12/2006                                         5,000,000         5,000,000
                                                                                                -------------
Total Certificates of Deposit and Bank Notes (Cost $366,997,709)                                  366,997,709

Commercial Paper** 12.9%
AB Spintab, 3.0%, 7/1/2005                                                       35,000,000        34,822,083
Apreco, LLC, 3.04%, 6/7/2005                                                     50,000,000        49,843,778
Charta, LLC, 2.8%, 5/3/2005                                                      25,000,000        24,996,111
CIT Group, Inc., 2.91%, 8/8/2005                                                 40,000,000        39,679,900
Edison Asset Securitization LLC, 3.01%, 7/1/2005                                 45,000,000        44,770,487
General Electric Capital Corp., 3.01%, 7/1/2005                                  50,000,000        49,744,986
Giro Funding US Corp., 2.82%, 5/2/2005                                           25,000,000        24,998,042
Mane Funding Corp.:
3.0%, 6/28/2005                                                                  50,000,000        49,758,333
3.01%, 7/5/2005                                                                  35,248,000        35,056,437
RWE AG, 2.92%, 8/8/2005                                                          10,000,000         9,919,700
Tango Finance Corp., 3.0%, 6/23/2005                                             35,000,000        34,845,417
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006                                  10,000,000         9,729,275
                                                                                                -------------
Total Commercial Paper (Cost $408,164,549)                                                        408,164,549


Short Term Notes* 23.5%
American Express Centurion Bank, 2.86%, 9/1/2005                                 20,000,000        20,002,559
American Express Credit Corp., 2.92%, 8/9/2005                                   35,000,000        35,003,930
American Honda Finance Corp., 144A, 3.0%, 9/19/2005                              20,000,000        19,999,232
Associates Corp. of North America, 3.19%, 6/27/2005                              65,000,000        65,000,000
Canadian Imperial Bank of Commerce, 3.004%, 10/14/2005                           45,000,000        45,019,774
Depfa Bank PLC, 3.01%, 9/15/2005                                                 25,000,000        25,000,000
General Electric Capital Corp.:
3.2%, 5/12/2005                                                                  10,000,000        10,000,457
3.29%, 9/23/2005                                                                 32,300,000        32,344,410
Greenwich Capital Holdings, Inc.:
2.87%, 11/14/2005                                                                50,000,000        50,000,000
2.87%, 12/5/2005                                                                 75,000,000        75,000,000
HSBC Finance Corp., 2.98%, 10/25/2005                                            50,000,000        50,000,000
Merrill Lynch & Co., Inc.:
2.9%, 2/3/2009                                                                   25,000,000        25,000,000
3.08%, 3/17/2006                                                                 55,000,000        55,035,200
Morgan Stanley:
2.86%, 2/3/2006                                                                  25,000,000        25,000,000
2.99%, 2/3/2006                                                                  25,000,000        25,000,000
3.07%, 11/15/2005                                                                25,000,000        25,000,000
Pfizer, Inc., 144A, 2.85%, 10/7/2005                                             40,000,000        40,000,000
Societe Generale, 3.004%, 5/31/2005                                              20,000,000        19,999,548
SunTrust Bank, Atlanta, 3.17%, 4/28/2006                                        100,000,000       100,000,000
                                                                                                -------------
Total Short Term Notes (Cost $742,405,110)                                                        742,405,110


US Government Sponsored Agencies 8.9%
Federal Farm Credit Bank:
2.85%*, 6/13/2005                                                                15,000,000        14,999,823
2.9%*, 1/17/2006                                                                 25,000,000        25,000,000
Federal Home Loan Mortgage Corp., 3.083%*, 10/7/2005                             65,000,000        65,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005                                                                 35,000,000        35,000,000
1.81%, 5/27/2005                                                                 15,000,000        15,000,000
2.77%*, 9/7/2006                                                                 45,000,000        44,954,722
2.84%**, 8/3/2005                                                                25,000,000        24,814,611
2.84%*, 12/9/2005                                                                10,000,000         9,996,303
7.0%*, 7/15/2005                                                                 45,000,000        45,359,885
                                                                                                -------------
Total US Government Sponsored Agencies (Cost $280,125,344)                                        280,125,344


Asset Backed 0.2%
Volkswagen Auto Lease Trust, "A1", Series 2005-A, 2.985%, 3/20/2006
(Cost $7,456,102)                                                                 7,456,102         7,456,102
                                                                                                -------------

Promissory Notes 4.0%
The Goldman Sachs Group, Inc.:
3.01%*, 8/10/2005                                                                50,000,000        50,000,000
3.13%*, 10/7/2005                                                                75,000,000        75,000,000
                                                                                                -------------
Total Promissory Notes (Cost $125,000,000)                                                        125,000,000


Funding Agreements 0.8%
New York Life Insurance Co., 3.123%*, 9/20/2005
(Cost $25,000,000)                                                               25,000,000        25,000,000
                                                                                                -------------

Master Notes 1.6%
Bear Stearns & Co., Inc., 3.15%*, 5/1/2005
(Cost $50,000,000)                                                               50,000,000        50,000,000
                                                                                                -------------

Repurchase Agreements 36.1%
Bank of America, 2.84%, dated 4/25/2005, to be repurchased at
$75,047,333 on 5/3/2005 (a)                                                      75,000,000        75,000,000
Greenwich Capital Markets, 2.98%, dated 4/29/2005, to be
repurchased at $200,049,667 on 5/2/2005 (b)                                     200,000,000       200,000,000
JPMorgan Chase, Inc., 2.97%, dated 4/29/2005, to be repurchased at
$400,099,000 on 5/2/2005 (c)                                                    400,000,000       400,000,000
Morgan Stanley, 2.97%, dated 4/29/2005, to be repurchased at
$424,104,940 on 5/2/2005 (d)                                                    424,000,000       424,000,000
State Street Bank and Trust Co., 2.83%, dated 4/29/2005, to be
repurchased at $39,393,288 on 5/2/2005 (e)                                       39,384,000        39,384,000
                                                                                                -------------
Total Repurchase Agreements (Cost $1,138,384,000)                                               1,138,384,000


                                                                                       % of
                                                                                   Net Assets        Value ($)
                                                                                   ----------        ---------

Total Investment Portfolio  (Cost $3,143,532,814)                                      99.6     3,143,532,814
Other Assets and Liabilities, Net                                                       0.4        13,405,050
                                                                                                -------------
Net Assets                                                                            100.0     3,156,937,864
                                                                                                =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Money Market Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005